Basis of preparation of the consolidated financial statements (Table)	12 Months Ended
Dec. 31, 2022
Basis of preparation of the consolidated financial statements
Fair value of the identifiable assets and liabilities
ARS 000
Assets
Property, plant and equipment	11,707,265
Biological assets	15,247,016
Inventories	199,446
Other non-financial assets	145,093
Trade and other receivables	600,349
Other financial assets	452,997
Cash and cash equivalents	191,121

Liabilities
Trade and other payables	(211,413)
Other non-financial liabilities	(45,269)
Compensation and employee benefits liabilities	(56,762)
Deferred income tax liabilities	(3,866,310)
Total identifiable net assets measured at fair value	24,363,533